VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—3.6%
Communication Services—0.7%
CSC Holdings LLC 144A 7.500%, 4/1/28(1)	$ 200	$ 114
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	320	273
iHeartCommunications, Inc. 6.375%, 5/1/26	258	216
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(1)	55	35
McGraw-Hill Education, Inc. 144A 5.750%, 8/1/28(1)	565	490
		1,128

Consumer Discretionary—0.5%
Clarios Global LP 144A 6.750%, 5/15/28(1)	35	35
eG Global Finance plc 144A 6.750%, 2/7/25(1)	314	305
PetSmart, Inc. 144A 4.750%, 2/15/28(1)	500	462
		802

Consumer Staples—0.3%
Albertsons Cos., Inc. 144A 6.500%, 2/15/28(1)	265	265
Kronos Acquisition Holdings, Inc. 144A 5.000%, 12/31/26(1)	5	5
Sigma Holdco B.V. 144A 7.875%, 5/15/26(1)	380	326
		596

Financials—0.2%
Acrisure LLC 144A 4.250%, 2/15/29(1)	240	207
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	225	196
		403

Health Care—0.2%
Community Health Systems, Inc. 144A 6.125%, 4/1/30(1)	75	45
Legacy LifePoint Health LLC
144A 6.750%, 4/15/25(1)	10	9
144A 4.375%, 2/15/27(1)	260	201
Medline Borrower LP 144A 3.875%, 4/1/29(1)	150	130
		385

Industrials—1.0%
Icahn Enterprises LP 4.750%, 9/15/24	550	525
Regal Rexnord Corp.
144A 6.050%, 4/15/28(1)	195	194
144A 6.300%, 2/15/30(1)	270	269
Ritchie Bros Holdings, Inc. 144A 7.750%, 3/15/31(1)	150	156
TransDigm, Inc. 144A 6.750%, 8/15/28(1)	250	251
	Par Value	Value

Industrials—continued
Vertiv Group Corp. 144A 4.125%, 11/15/28(1)	$ 295	$ 266
		1,661

Information Technology—0.1%
ION Trading Technologies S.a.r.l. 144A 5.750%, 5/15/28(1)	215	186
Materials—0.4%
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(1)	590	550
Mauser Packaging Solutions Holding Co. 144A 7.875%, 8/15/26(1)	130	129
		679

Real Estate—0.2%
VICI Properties LP
4.950%, 2/15/30	300	281
144A 4.625%, 6/15/25(1)	70	68
		349

Total Corporate Bonds and Notes (Identified Cost $6,683)		6,189

Leveraged Loans—91.2%
Aerospace—4.0%
Amentum Government Services Holdings LLC Tranche B-3 (3-6 month Term SOFR + 4.000%) 8.764% - 9.033%, 2/15/29(2)	653	637
American Airlines, Inc. (3 month LIBOR + 4.750%) 10.000%, 4/20/28(2)	390	398
Brown Group Holding LLC (1 month Term SOFR + 2.600%) 7.407%, 6/7/28(2)	1,290	1,269
Kestrel Bidco, Inc. (3 month Term SOFR + 3.100%) 8.251%, 12/11/26(2)	914	885
Mileage Plus Holdings LLC (3 month LIBOR + 5.250%) 10.764%, 6/21/27(2)	860	892
TransDigm, Inc. Tranche I (3 month Term SOFR + 3.250%) 8.492%, 8/24/28(2)	2,211	2,208
United AirLines, Inc. Tranche B (3 month LIBOR + 3.750%) 9.292%, 4/21/28(2)	646	645
		6,934

Chemicals—3.4%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 8.952%, 11/8/27(2)	1,961	1,953
Innophos Holdings, Inc. (1 month Term SOFR + 3.364%) 8.467%, 2/5/27(2)	842	835
Starfruit Finco B.V. (3 month Term SOFR + 2.850%) 7.526%, 10/1/25(2)	1,011	1,010
Trinseo Materials Operating SCA 2018 (3 month LIBOR + 2.000%) 7.538%, 9/6/24(2)	1,384	1,329
See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Chemicals—continued
Windsor Holdings III LLC (3 month LIBOR + 3.250%) 0.000%, 6/21/30(2)(3)	$ 890	$ 873
		6,000

Consumer Durables—0.6%
Zodiac Pool Solutions LLC (1 month Term SOFR + 2.100%) 7.202%, 1/29/29(2)	1,044	1,037
Consumer Non-Durables—1.4%
DS Parent, Inc. Tranche B (3 month Term SOFR + 5.750%) 11.337%, 12/8/28(2)	685	664
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.750%) 9.253%, 12/22/26(2)	1,325	1,289
ZEP, Inc. First Lien (3 month LIBOR + 4.000%) 9.538%, 8/12/24(2)	659	557
		2,510

Energy—2.8%
AL GCX Holdings LLC (3 month Term SOFR + 3.650%) 8.554%, 5/17/29(2)	604	599
Freeport LNG Investments LLP Tranche B (3 month LIBOR + 3.500%) 8.750%, 12/21/28(2)	1,063	1,040
Hamilton Projects Acquiror LLC Tranche B (1 month Term SOFR + 4.614%) 9.717%, 6/17/27(2)	709	701
Medallion Midland Acquisition LLC (3 month Term SOFR + 3.750%) 9.253%, 10/18/28(2)	838	830
Oryx Midstream Services Permian Basin LLC 2023 (1 month Term SOFR + 3.364%) 8.539%, 10/5/28(2)	767	765
Paragon Offshore Finance Co. (3 month LIBOR + 1.750%) 0.000%, 7/16/21(3)(4)(5)	11	—
Traverse Midstream Partners LLC (1 month Term SOFR + 3.850%) 8.937%, 2/16/28(2)	1,014	1,004
		4,939

Financials—3.8%
Acrisure LLC 2020, Tranche B (1 month LIBOR + 3.500%) 8.693%, 2/15/27(2)	1,227	1,189
Asurion LLC
Tranche B-8 (3 month LIBOR + 3.250%) 8.788%, 12/23/26(2)	920	885
Tranche B-9 (3 month LIBOR + 3.250%) 8.788%, 7/31/27(2)	540	510
Avolon TLB Borrower 1 (US) LLC Tranche B-6 (1 month Term SOFR + 2.500%) 7.589%, 6/22/28(2)	833	832
Blackhawk Network Holdings, Inc. First Lien (3 month Term SOFR + 3.000%) 7.890%, 6/15/25(2)	1,139	1,128
	Par Value	Value

Financials—continued
Castlelake Aviation One Designated Activity Co. 2023 (3 month Term SOFR + 2.750%) 8.004%, 10/22/27(2)	$ 682	$ 678
Citadel Securities LP 2021 (1 month Term SOFR + 2.614%) 7.717%, 2/2/28(2)	1,504	1,501
		6,723

Food / Tobacco—5.7%
Aramark Services, Inc. Tranche B-5 (1 month Term SOFR + 2.614%) 7.717%, 4/6/28(2)	960	958
Del Monte Foods, Inc. (1 month Term SOFR + 4.350%) 9.439%, 5/16/29(2)	853	824
Froneri U.S., Inc. Tranche B-2 (3 month LIBOR + 2.250%) 7.452%, 1/29/27(2)	1,404	1,394
H-Food Holdings LLC (3 month LIBOR + 3.688%) 9.269%, 5/23/25(2)	1,351	1,185
Hostess Brands LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 6/21/30(2)(3)	460	459
Naked Juice LLC (3 month Term SOFR + 3.350%) 8.452%, 1/24/29(2)	816	757
Pegasus Bidco B.V. Tranche B-2 (3 month Term SOFR + 4.250%) 9.336%, 7/12/29(2)	1,070	1,064
Shearer’s Foods LLC First Lien (1 month Term SOFR + 3.500%) 8.717%, 9/23/27(2)	1,349	1,331
Sigma Bidco B.V. Tranche B-2 (6 month Term SOFR + 3.160%) 8.327%, 7/2/25(2)	1,328	1,316
Triton Water Holdings, Inc. First Lien (3 month Term SOFR + 3.512%) 8.753%, 3/31/28(2)	671	648
		9,936

Forest Prod / Containers—4.0%
Anchor Glass Container Corp.
2017 (3-5 month LIBOR + 2.750%) 7.562% - 7.960%, 12/7/23(2)	359	273
2020 (3 month LIBOR + 5.000%) 10.210%, 12/7/23(2)	378	287
Clydesdale Acquisition Holdings, Inc. Tranche B (1 month Term SOFR + 4.275%) 9.377%, 4/13/29(2)	995	978
Klockner Pentaplast of America, Inc. Tranche B (3 month Term SOFR + 4.725%) 10.104%, 2/12/26(2)	1,303	1,235
Mauser Packaging Solutions Holding Co. (1 month Term SOFR + 4.000%) 9.160%, 8/14/26(2)	790	787
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%) 8.831%, 1/31/25(2)	1,121	1,114
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 8.467%, 3/3/28(2)	1,018	989
Trident TPI Holdings, Inc.
Tranche B-3, First Lien (3 month LIBOR + 4.000%) 9.538%, 9/15/28(2)	398	391

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Forest Prod / Containers—continued
Tranche B-5 (3 month Term SOFR + 4.500%) 9.742%, 9/15/28(2)	$ 1,024	$ 1,008
		7,062

Gaming / Leisure—5.3%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.452%, 2/6/30(2)	703	703
Carnival Corp.
2021, Tranche B (1 month Term SOFR + 3.250%) 8.467%, 10/18/28(2)	467	462
Tranche B (1 month Term SOFR + 3.114%) 8.217%, 6/30/25(2)	901	899
ECL Entertainment LLC Tranche B (1 month Term SOFR + 7.500%) 12.717%, 5/1/28(2)	660	662
Entain plc Tranche B-2 (3 month LIBOR + 3.250%) 0.000%, 10/31/29(2)(3)	85	84
J&J Ventures Gaming LLC (3 month LIBOR + 4.000%) 9.538%, 4/26/28(2)	875	864
Playa Resorts Holding B.V. (1 month Term SOFR + 4.250%) 9.341%, 1/5/29(2)	1,467	1,461
Raptor Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 9.520%, 11/1/26(2)	262	261
Scientific Games Holdings LP (3 month Term SOFR + 3.500%) 8.421%, 4/4/29(2)	1,249	1,233
Scientific Games International, Inc. Tranche B (1 month Term SOFR + 3.100%) 8.248%, 4/13/29(2)	1,318	1,314
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 7.570%, 4/29/26(2)	1,386	1,384
		9,327

Health Care—11.8%
Agiliti Health, Inc. 2023, Tranche B (1 month Term SOFR + 3.000%) 8.160%, 5/1/30(2)	831	827
CHG Healthcare Services, Inc. First Lien (1 month LIBOR + 3.250%) 8.443%, 9/29/28(2)	1,495	1,486
Endo Luxembourg Finance Co. I S.a.r.l. 2021 (3 month PRIME + 6.250%) 14.250%, 3/27/28(6)	530	398
Envision Healthcare Corp.
(3 month Term SOFR + 3.250%) 8.492%, 3/31/27(4)(5)	772	6
(3 month Term SOFR + 4.250%) 9.492%, 3/31/27(5)	316	67
(3 month Term SOFR + 8.025%) 13.267%, 3/31/27(5)	91	99
eResearch Technology, Inc. First Lien (1 month Term SOFR + 4.614%) 9.717%, 2/4/27(2)	620	595
Fortrea, Inc. Tranche B (3 month LIBOR + 3.250%) 0.000%, 6/12/30(2)(3)	480	480
	Par Value	Value

Health Care—continued
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 9.342%, 10/1/27(2)	$ 1,381	$ 1,359
Hunter Holdco 3 Ltd. First Lien (3 month LIBOR + 4.250%) 9.592%, 8/19/28(2)	512	506
LifePoint Health, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 9.023%, 11/16/25(2)	1,147	1,060
Medline Borrower LP (1 month Term SOFR + 3.250%) 8.352%, 10/23/28(2)	1,567	1,548
One Call Corp. Tranche B, First Lien (3 month Term SOFR + 5.762%) 10.829%, 4/22/27(2)	676	480
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month Term SOFR + 3.762%) 9.003%, 11/30/27(2)	1,107	1,089
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 7.943%, 2/14/25(2)	1,051	1,015
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.350%) 7.452%, 4/20/29(2)	1,034	1,026
Phoenix Guarantor, Inc.
Tranche B-1 (1 month Term SOFR + 3.250%) 8.352%, 3/5/26(2)	298	294
Tranche B-3 (1 month Term SOFR + 3.500%) 8.602%, 3/5/26(2)	805	795
Phoenix Newco, Inc. First Lien (1 month Term SOFR + 3.364%) 8.467%, 11/15/28(2)	702	695
Pluto Acquisition I, Inc. 2021, First Lien (3 month LIBOR + 4.000%) 9.476%, 6/22/26(2)	637	518
Select Medical Corp. Tranche B (1 month Term SOFR + 2.600%) 7.702%, 3/6/25(2)	993	990
Sotera Health Holdings LLC (3 month Term SOFR + 3.750%) 8.816%, 12/11/26(2)	290	290
Southern Veterinary Partners LLC First Lien (1 month Term SOFR + 4.000%) 9.217%, 10/5/27(2)	874	857
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month Term SOFR + 3.850%) 9.092%, 10/1/26(2)	1,290	1,281
Surgery Center Holdings, Inc. 2021 (1 month LIBOR + 3.750%) 8.896%, 8/31/26(2)	1,152	1,150
Team Health Holdings, Inc. (1 month Term SOFR + 5.250%) 10.352%, 3/2/27(2)	396	271
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.250%) 9.753%, 11/20/26(2)	261	232
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 8.943%, 7/2/25(2)	1,390	1,345
		20,759

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Housing—2.8%
American Builders & Contractors Supply Co., Inc. (1 month Term SOFR + 2.100%) 7.202%, 1/15/27(2)	$ 737	$ 734
Chariot Buyer LLC (1 month Term SOFR + 3.250%) 8.452%, 11/3/28(2)	882	861
CPG International LLC (1 month Term SOFR + 2.600%) 7.702%, 4/28/29(2)	902	898
Quikrete Holdings, Inc. Tranche B-1 (1 month Term SOFR + 3.114%) 8.217%, 3/19/29(2)	1,220	1,220
SRS Distribution, Inc.
2021 (1 month LIBOR + 3.500%) 8.693%, 6/2/28(2)	1,124	1,090
2022 (1 month Term SOFR + 3.600%) 8.702%, 6/2/28(2)	74	72
		4,875

Information Technology—12.7%
Applied Systems, Inc.
2026 (3 month Term SOFR + 4.500%) 9.742%, 9/18/26(2)	1,802	1,804
Second Lien (3 month Term SOFR + 6.750%) 11.992%, 9/17/27(2)	747	746
Barracuda Parent LLC First Lien (3 month Term SOFR + 4.500%) 9.545%, 8/15/29(2)	995	959
CCC Intelligent Solutions, Inc. Tranche B (1 month Term SOFR + 2.364%) 7.467%, 9/21/28(2)	1,301	1,296
CDK Global, Inc. (3 month Term SOFR + 4.250%) 9.492%, 7/6/29(2)	844	841
ConnectWise LLC (1 month LIBOR + 3.500%) 8.693%, 9/29/28(2)	832	809
Epicor Software Corp. Tranche C (1 month Term SOFR + 3.364%) 8.467%, 7/30/27(2)	963	950
Finastra USA, Inc. First Lien (3 month LIBOR + 3.500%) 9.231%, 6/13/24(2)	876	841
Go Daddy Operating Co. LLC Tranche B-5 (1 month Term SOFR + 3.000%) 8.102%, 11/9/29(2)	1,581	1,583
Hyland Software, Inc. 2018 (1 month LIBOR + 3.500%) 8.693%, 7/1/24(2)	1,159	1,149
Indicor LLC (3 month Term SOFR + 4.500%) 9.742%, 11/22/29(2)	918	913
Infinite Bidco LLC Second Lien (3 month Term SOFR + 7.000%) 12.503%, 3/2/29(2)	290	243
Ion Trading Finance Ltd. (3 month Term SOFR + 4.850%) 10.092%, 4/1/28(2)	211	206
Open Text Corp. (1 month Term SOFR + 3.600%) 8.702%, 1/31/30(2)	950	954
Project Ruby Ultimate Parent Corp. First Lien (1 month Term SOFR + 3.364%) 8.467%, 3/10/28(2)	591	577
Proofpoint, Inc. (1 month Term SOFR + 3.364%) 8.467%, 8/31/28(2)	1,157	1,131
RealPage, Inc. First Lien (1 month Term SOFR + 3.114%) 8.217%, 4/24/28(2)	1,235	1,207
	Par Value	Value

Information Technology—continued
Sophia LP Tranche B (3 month LIBOR + 3.500%) 9.038%, 10/7/27(2)	$ 791	$ 782
SS&C Technologies Holdings, Inc. Tranche B-5 (1 month Term SOFR + 1.750%) 6.967%, 4/16/25(2)	1,452	1,450
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 7.656% - 7.870%, 3/3/30(2)	847	846
UKG, Inc.
2021, Second Lien (3 month LIBOR + 5.250%) 10.271%, 5/3/27(2)	55	53
2021-2, First Lien (3 month Term SOFR + 3.350%) 8.271%, 5/4/26(2)	1,925	1,887
Vertiv Group Corp. Tranche B (1 month LIBOR + 2.750%) 7.943%, 3/2/27(2)	1,026	1,021
		22,248

Manufacturing—6.0%
Alliance Laundry Systems LLC Tranche B (1 month Term SOFR + 3.600%) 8.559%, 10/8/27(2)	964	961
Arcline FM Holdings LLC
First Lien (3 month Term SOFR + 4.750%) 10.253%, 6/23/28(2)	1,117	1,087
Second Lien (3 month LIBOR + 8.250%) 13.409%, 6/25/29(2)	400	364
Chart Industries, Inc. (1 month Term SOFR + 3.850%) 8.941%, 3/15/30(2)	968	965
Circor International, Inc. (1 month LIBOR + 5.500%) 10.693%, 12/20/28(2)	988	991
Filtration Group Corp. 2021 (1 month Term SOFR + 3.614%) 8.717%, 10/21/28(2)	854	850
Gates Global LLC Tranche B-3 (1 month Term SOFR + 2.600%) 7.702%, 3/31/27(2)	1,533	1,524
Madison IAQ LLC (3 month LIBOR + 3.250%) 0.000%, 6/21/28(2)(3)	713	698
NCR Corp. (3 month LIBOR + 2.500%) 7.780%, 8/28/26(2)	1,365	1,359
Safe Fleet Holdings LLC 2022 (1 month Term SOFR + 3.850%) 8.932%, 2/23/29(2)	910	907
Star U.S. Bidco LLC (1 month Term SOFR + 4.350%) 9.452%, 3/17/27(2)	929	911
		10,617

Media / Telecom - Broadcasting—1.3%
iHeartCommunications, Inc. (1 month Term SOFR + 3.114%) 8.217%, 5/1/26(2)	894	771
Nexstar Media, Inc. Tranche B-4 (1 month Term SOFR + 2.614%) 7.717%, 9/18/26(2)	661	659
Univision Communications, Inc. 2021 (3 month LIBOR + 3.250%) 0.000%, 3/15/26(2)(3)	858	850
		2,280

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Media / Telecom - Cable/Wireless Video—1.7%
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 9.647%, 1/18/28(2)	$ 1,051	$ 967
DIRECTV Financing LLC (1 month Term SOFR + 5.000%) 10.217%, 8/2/27(2)	1,110	1,084
Virgin Media Bristol LLC Tranche N (1 month LIBOR + 2.500%) 7.693%, 1/31/28(2)	1,015	1,005
		3,056

Media / Telecom - Diversified Media—2.1%
Clear Channel Outdoor Holdings, Inc. Tranche B (3 month Term SOFR + 3.762%) 8.807%, 8/21/26(2)	686	654
Dotdash Meredith, Inc. Tranche B (1 month Term SOFR + 4.100%) 9.260%, 12/1/28(2)	743	676
McGraw-Hill Education, Inc. (1 month Term SOFR + 4.864%) 9.967%, 7/28/28(2)	832	778
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 10.004%, 4/11/29(2)	670	588
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 7.950%, 5/18/25(2)	943	940
		3,636

Media / Telecom - Telecommunications—2.0%
Cincinnati Bell, Inc. Tranche B-2 (1 month Term SOFR + 3.350%) 8.452%, 11/22/28(2)	761	728
Level 3 Financing, Inc. 2027, Tranche B (1 month Term SOFR + 1.864%) 6.967%, 3/1/27(2)	1,541	1,432
Numericable U.S. LLC
Tranche B-11 (1 month LIBOR + 2.750%) 8.023%, 7/31/25(2)	956	913
Tranche B-12 (3 month LIBOR + 3.688%) 8.948%, 1/31/26(2)	522	491
		3,564

Metals / Minerals—0.3%
Covia Holdings Corp. (3 month LIBOR + 4.000%) 9.223%, 7/31/26(2)	491	483
Retail—2.2%
CNT Holdings I Corp. First Lien (3 month Term SOFR + 3.500%) 8.459%, 11/8/27(2)	844	840
EG America LLC (3 month LIBOR + 4.000%) 0.000%, 2/7/25(2)(3)	1,037	1,018
Great Outdoors Group LLC Tranche B-2 (1 month LIBOR + 3.750%) 8.943%, 3/6/28(2)	821	814
PetsMart LLC (1 month Term SOFR + 3.850%) 8.952%, 2/11/28(2)	877	874
	Par Value	Value

Retail—continued
Rising Tide Holdings, Inc. Tranche A (3 month Term SOFR + 5.000%) 10.264%, 6/1/28(2)	$ 583	$ 345
		3,891

Service—11.9%
AlixPartners LLP (1 month Term SOFR + 2.614%) 7.717%, 2/4/28(2)	1,125	1,121
Allied Universal Holdco LLC (1 month Term SOFR + 3.850%) 8.952%, 5/12/28(2)	560	544
Apex Group Treasury Ltd. First Lien (3 month LIBOR + 3.750%) 9.074%, 7/27/28(2)	613	605
Ascend Learning LLC (1 month Term SOFR + 3.600%) 8.702%, 12/11/28(2)	607	569
BrightView Landscapes LLC Tranche B (1-3 month Term SOFR + 3.250%) 7.926% - 8.057%, 4/20/29(2)	1,486	1,461
Carlisle Foodservice Products, Inc. First Lien (1 month LIBOR + 3.000%) 8.202%, 3/20/25(2)	1,025	963
Dun & Bradstreet Corp. (The) Tranche B (1 month Term SOFR + 3.350%) 8.434%, 2/6/26(2)	1,015	1,015
DXP Enterprises, Inc. (3 month Term SOFR + 5.250%) 10.444%, 12/23/27(2)	743	745
Ensemble RCM LLC (3 month LIBOR + 3.750%) 0.000%, 8/3/26(2)(3)	45	45
Garda World Security Corp. Tranche B-2 (1 month Term SOFR + 4.350%) 9.427%, 10/30/26(2)	915	909
Grab Holdings, Inc. (1 month LIBOR + 4.500%) 9.700%, 1/29/26(2)	372	371
Kuehg Corp. (3 month LIBOR + 3.750%) 0.000%, 5/23/30(2)(3)	680	672
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 8.392%, 11/23/28(2)	1,184	1,173
Peraton Corp.
Tranche B, First Lien (1 month Term SOFR + 3.850%) 8.952%, 2/1/28(2)	1,507	1,477
Tranche B-1, Second Lien (3 month Term SOFR + 7.850%) 12.979%, 2/1/29(2)	260	252
Pike Corp.
2028 (1 month Term SOFR + 3.114%) 8.217%, 1/21/28(2)	1,141	1,135
2028, Tranche B (1 month Term SOFR + 3.500%) 8.602%, 1/21/28(2)	144	144
PODS LLC (1 month Term SOFR + 3.114%) 8.217%, 3/31/28(2)	901	884
Sedgwick Claims Management Services, Inc. 2023 (1 month Term SOFR + 3.750%) 8.852%, 2/24/28(2)	1,313	1,304
St. George’s University Scholastic Services LLC (1 month Term SOFR + 3.350%) 8.452%, 2/10/29(2)	1,156	1,146
Sweetwater Borrower LLC (1 month Term SOFR + 4.364%) 9.467%, 8/7/28(2)	1,012	956

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Service—continued
Titan Acquisition Ltd. (3 month LIBOR + 3.000%) 8.731%, 3/28/25(2)	$ 1,058	$ 1,031
TMF Group HoldCo B.V. Tranche B (3 month LIBOR + 3.750%) 0.000%, 5/5/28(2)(3)	320	320
Weld North Education LLC 2021 (1 month Term SOFR + 3.864%) 8.967%, 12/21/27(2)	1,215	1,193
WEX, Inc. Tranche B (1 month Term SOFR + 2.364%) 7.467%, 3/31/28(2)	787	786
		20,821

Transportation - Automotive—2.0%
American Axle & Manufacturing, Inc. Tranche B, First Lien (6 month Term SOFR + 3.600%) 8.436%, 12/13/29(2)	872	868
Clarios Global LP 2023 (1 month Term SOFR + 3.750%) 8.852%, 5/6/30(2)	885	882
Mavis Tire Express Services Topco Corp. First Lien (1 month Term SOFR + 4.000%) 9.217%, 5/4/28(2)	974	965
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.750%) 9.023%, 10/28/27(2)	896	828
		3,543

Utilities—3.4%
Astoria Energy LLC Tranche B (1 month LIBOR + 3.500%) 8.693%, 12/10/27(2)	1,002	992
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 7.943%, 8/1/25(2)	2,373	2,366
Calpine Construction Finance Co. LP Tranche B (1 month LIBOR + 2.000%) 7.193%, 1/15/25(2)	1,028	1,027
Calpine Corp. Tranche B-10 (1 month LIBOR + 2.000%) 7.193%, 8/12/26(2)	435	435
Generation Bridge II LLC
Tranche B (1 month Term SOFR + 5.000%) 10.217%, 2/23/29(2)	270	269
Tranche C (1 month Term SOFR + 5.000%) 10.217%, 2/23/29(2)	28	27
Lightstone HoldCo LLC
Tranche B (1 month Term SOFR + 5.750%) 10.903%, 1/29/27(2)	806	726
Tranche C (1 month Term SOFR + 5.750%) 10.903%, 1/29/27(2)	45	41
		5,883

Total Leveraged Loans (Identified Cost $163,474)		160,124

	Shares	Value
Common Stocks—0.2%
Consumer Discretionary—0.2%
NMG Parent LLC(4)(7)	3,033	$ 379
Total Common Stocks (Identified Cost $167)		379

Rights—0.1%
Utilities—0.1%
Vistra Energy Corp., 12/29/49(4)(7)	152,810	158
Total Rights (Identified Cost $130)		158

Total Long-Term Investments—95.1% (Identified Cost $170,454)		166,850

Short-Term Investment—0.7%
Money Market Mutual Fund—0.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.997%)(8)	1,231,323	1,231
Total Short-Term Investment (Identified Cost $1,231)		1,231

TOTAL INVESTMENTS—95.8% (Identified Cost $171,685)		$168,081
Other assets and liabilities, net—4.2%		7,448
NET ASSETS—100.0%		$175,529

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities amounted to a value of $5,167 or 2.9% of net assets.
(2)	Variable rate security. Rate disclosed is as of June 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	This loan will settle after June 30, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
(5)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(6)	Security in default, interest payments are being received during the bankruptcy proceedings.
(7)	Non-income producing.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	90%
Canada	3
Luxembourg	2
Netherlands	2
France	1
Panama	1
Spain	1
Total	100%
† % of total investments as of June 30, 2023.
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$6,189	$—	$6,189	$—
Leveraged Loans	160,124	—	160,118	6(1)
Equity Securities:
Rights	158	—	—	158
Common Stocks	379	—	—	379
Money Market Mutual Fund	1,231	1,231	—	—
Total Investments	$168,081	$1,231	$166,307	$543

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $6 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Leveraged Loans	Rights	Common Stocks
Investments in Securities
Balance as of September 30, 2022:	$715	$—(a)	$184	$531
Net change in unrealized appreciation (depreciation)(b)	(178)	—	(26)	(152)
Transfers into Level 3(c)	6	6	—	—
Balance as of June 30, 2023	$543	$6(a)	$379	$158
(a) Includes internally fair valued securities currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at June 30, 2023, was $(178).
(c) Transfers into and/or from represent the ending value as of June 30, 2023, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
Note 1. Security Valuation
The Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.